DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Apr. 30, 2013
DISCONTINUED OPERATIONS [Abstract]
Effect on Net Income and Gains or Losses From Sale Of Properties Classified as Discontinued Operations
The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. During fiscal year 2013, the Company disposed of three multi-family residential properties, one retail property, one healthcare property and four condominium units. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. There were no properties classified as held for sale as of April 30, 2013 and 2011. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2013, 2012 and 2011. The financial statements have been restated to reflect the property sold or classified as held for sale during the three months ended July 31, 2013. During the first quarter of fiscal year 2014, the Company sold four commercial industrial properties and one commercial retail property and classified two commercial industrial properties as held for sale.
	(in thousands)
	2013	2012	2011
REVENUE
Real estate rentals	$4,252	$5,364	$11,430
Tenant reimbursement	604	661	749
TOTAL REVENUE	4,856	6,025	12,179
EXPENSES
Depreciation/amortization related to real estate investments	1,306	1,554	2,808
Utilities	108	268	815
Maintenance	260	333	1,140
Real estate taxes	504	610	1,256
Insurance	50	73	176
Property management expenses	168	329	1,118
Other property expenses	16	4	72
Other expenses	0	67	28
Amortization related to non-real estate investments	44	33	14
Impairment of real estate investments	305	428	0
TOTAL EXPENSES	2,761	3,699	7,427
Operating income	2,095	2,326	4,752
Interest expense	(1,418)	(1,980)	(3,540)
Interest income	0	0	5
Other income	2	16	0
Income from discontinued operations before gain on sale	679	362	1,217
Gain on sale of discontinued operations	6,885	349	19,365
INCOME FROM DISCONTINUED OPERATIONS	$7,564	$711	$20,582
Segment Data
Multi-Family Residential	$3,653	$161	$19,268
Commercial Office	0	0	0
Commercial Healthcare	3,419	(465)	(84)
Commercial Industrial	776	712	1,319
Commercial Retail	(284)	303	79
Total	$7,564	$711	$20,582

	(in thousands)
	2013	2012	2011
Property Sale Data
Sales price	$26,273	$3,237	$83,330
Net book value and sales costs	(19,388)	(2,888)	(63,965)
Gain on sale of discontinued operations	$6,885	$349	$19,365

	(in thousands)
	2013	2012
Asset and Liability Data
Total assets	$23,649	$44,270
Total liabilities	(283)	(16,257)